T. ROWE PRICE Emerging Markets Stock Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.5%
Common Stocks 2.5%
Arcos Dorados Holdings, Class A (USD)  2,366,206 22,857
Globant (USD) (1) 147,181 28,658
MercadoLibre (USD) (1) 47,106 78,615
Total Argentina (Cost $102,610) 130,130
BRAZIL 7.2%
Common Stocks 7.2%
B3  21,807,850 41,718
Hypera  4,420,542 22,438
Itau Unibanco Holding, ADR (USD)  9,763,300 58,775
Klabin  6,807,465 26,454
Localiza Rent a Car  6,653,304 51,475
Localiza Rent a Car, Rights, 8/7/24 (1) 106,266 207
Petroleo Brasileiro, ADR (USD)  2,868,145 40,928
Raia Drogasil  11,877,308 58,314
Vale, ADR (USD)  3,487,201 37,836
WEG  4,373,430 39,086
377,231
Preferred Stocks 0.0%
Klabin  3 —
—
Total Brazil (Cost $381,041) 377,231
CHINA 19.5%
Common Stocks 15.9%
Alibaba Group Holding, ADR (USD)  852,327 67,206
Jiumaojiu International Holdings (HKD)  10,468,000 3,884
KE Holdings, ADR (USD)  3,275,636 45,368
Meituan, Class B (HKD) (1) 4,510,000 62,448
NetEase, ADR (USD)  583,442 53,741
New Oriental Education & Technology Group, ADR (USD) (1) 602,420 37,844
Nongfu Spring, Class H (HKD)  4,764,000 18,507
PDD Holdings, ADR (USD) (1) 676,360 87,176
Tencent Holdings (HKD)  5,355,200 247,123
Yum China Holdings (USD)  4,160,625 125,817
Zhongsheng Group Holdings (HKD)  13,976,500 21,807

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
ZTO Express Cayman, ADR (USD)  2,975,814 56,392
827,313
Common Stocks - China A Shares 3.6%
CRCC, A Shares (CNH)  32,164,700 33,996
Eastroc Beverage Group, A Shares (CNH)  548,218 17,707
Fuyao Glass Industry Group, A Shares (CNH)  6,409,151 39,974
Hangcha Group, A Shares (CNH)  8,043,603 18,584
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  972,863 34,658
Yifeng Pharmacy Chain, A Shares (CNH)  15,755,559 45,683
190,602
Total China (Cost $988,572) 1,017,915
HONG KONG 1.2%
Common Stocks 1.2%
Budweiser Brewing APAC  17,144,900 20,818
Jardine Matheson Holdings (USD)  1,227,500 43,244
Wharf Real Estate Investment  3,000 7
Total Hong Kong (Cost $90,673) 64,069
HUNGARY 1.0%
Common Stocks 1.0%
OTP Bank  965,200 49,478
Total Hungary (Cost $36,073) 49,478
INDIA 16.3%
Common Stocks 16.3%
Asian Paints  1,205,265 44,484
Axis Bank  2,646,140 36,965
HDFC Asset Management  799,430 39,340
HDFC Life Insurance  7,617,960 65,223
Hindustan Unilever  1,135,004 36,720
ICICI Bank  6,162,931 89,834
Indraprastha Gas  12,907 85
Infosys  4,966,951 110,141
Jio Financial Services (1) 3,443,690 13,560
Kotak Mahindra Bank  5,475,697 118,625
Larsen & Toubro  925,554 42,268
Reliance Industries  4,197,093 151,315
Tata Consultancy Services  656,636 34,480

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
Tata Motors  1,955,583 27,084
Titan  728,595 30,172
Voltas  554,231 10,201
Total India (Cost $661,334) 850,497
INDONESIA 3.0%
Common Stocks 3.0%
Bank Central Asia  154,159,600 97,616
Bank Mandiri Persero  95,898,400 37,821
Sumber Alfaria Trijaya  130,790,700 22,853
Total Indonesia (Cost $111,674) 158,290
MEXICO 2.6%
Common Stocks 2.6%
Becle  12,033,084 19,893
Fomento Economico Mexicano, ADR (USD)  137,759 15,188
Gruma, Class B  2,182,211 40,949
Wal-Mart de Mexico  18,563,748 61,776
Total Mexico (Cost $110,333) 137,806
NETHERLANDS 0.4%
Common Stocks 0.4%
Prosus  585,807 20,435
Total Netherlands (Cost $16,242) 20,435
PERU 0.5%
Common Stocks 0.5%
Credicorp (USD)  155,575 26,547
Total Peru (Cost $22,609) 26,547
PHILIPPINES 1.7%
Common Stocks 1.7%
Ayala  765,640 7,702
BDO Unibank  17,253,132 40,584
Jollibee Foods  7,821,420 30,866

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
SM Investments  656,620 10,234
Total Philippines (Cost $84,281) 89,386
PORTUGAL 0.8%
Common Stocks 0.8%
Jeronimo Martins  2,443,246 42,690
Total Portugal (Cost $50,778) 42,690
QATAR 1.0%
Common Stocks 1.0%
Qatar National Bank  11,730,782 49,201
Total Qatar (Cost $57,135) 49,201
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (2) 8,670,400 —
Total Russia (Cost $14,276) —
SAUDI ARABIA 4.0%
Common Stocks 4.0%
Al Rajhi Bank  3,429,287 78,191
Arabian Internet & Communications Services  222,481 17,440
Saudi Awwal Bank  807,513 8,449
Saudi Basic Industries  1,796,141 37,718
Saudi National Bank  6,754,694 68,252
Total Saudi Arabia (Cost $208,349) 210,050
SOUTH AFRICA 2.1%
Common Stocks 2.1%
Bid  1,258,957 31,364
Capitec Bank Holdings  143,378 22,361
Clicks Group  2,107,149 41,011
Sanlam  2,718,179 12,177
Total South Africa (Cost $72,585) 106,913

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 9.3%
Common Stocks 9.3%
Hyundai Mobis  255,139 41,279
LG Chem  45,508 10,234
Samsung Electronics  5,764,284 355,439
SK Hynix  523,187 75,037
Total South Korea (Cost $190,598) 481,989
TAIWAN 19.5%
Common Stocks 19.5%
Accton Technology  1,625,000 25,472
Advantech  1,970,000 20,954
ASE Technology Holding  1,608,000 7,505
Chailease Holding  10,774,280 50,264
Delta Electronics  6,904,000 88,674
Hon Hai Precision Industry  11,971,000 73,441
MediaTek  2,168,000 82,569
Taiwan Semiconductor Manufacturing  22,877,111 667,355
Total Taiwan (Cost $406,260) 1,016,234
THAILAND 1.6%
Common Stocks 1.6%
Bangkok Dusit Medical Services, NVDR  35,116,200 25,887
Bumrungrad Hospital  3,824,500 26,418
SCB X  10,284,400 29,751
Total Thailand (Cost $80,006) 82,056
VIETNAM 0.8%
Common Stocks 0.8%
Bank for Foreign Trade of Vietnam (1) 11,834,926 41,833
Total Vietnam (Cost $43,172) 41,833

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.8%
Money Market Funds 4.8%
T. Rowe Price Government Reserve Fund, 5.36% (3)(4) 248,201,231 248,201
Total Short-Term Investments (Cost $248,201) 248,201
Total Investments in Securities  99.8%
(Cost $3,976,802) $ 5,200,951
Other Assets Less Liabilities 0.2% 12,174
Net Assets 100.0% $ 5,213,125
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — # $ — $ 4,316 +
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 34,213 ¤ ¤ $ 248,201 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,316 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $248,201.

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Stock Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Emerging Markets Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F111-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 782,948 $ 4,169,802 $ — $ 4,952,750
Preferred Stocks — — — —
Short-Term Investments 248,201 — — 248,201
Total $ 1,031,149 $ 4,169,802 $ — $ 5,200,951